2023 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
March 31, 2023
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 4
Growth Strategy Fund 5
Equity Growth Strategy Fund 6
Notes to Quarterly Report 7
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
March 31, 2023 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
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controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.2%
RIF Global Real Estate Securities Fund 183,600 2,295
Domestic Equities - 16.4%
RIF U.S. Small Cap Equity Fund 176,579 2,262
RIF U.S. Strategic Equity Fund 590,717 9,764
12,026
Fixed Income - 50.1%
RIC Investment Grade Bond Fund Class Y 536,069 10,083
RIC Unconstrained Total Return Fund Class Y 170,085 1,453
RIF Strategic Bond Fund 2,812,063 25,196
36,732
International Equities - 20.4%
RIC Emerging Markets Fund Class Y 98,378 1,477
RIC Global Equity Fund Class Y 1,284,158 10,479
RIF International Developed Markets Fund 263,898 2,995
14,951
Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y 802,634 7,344
Total Investments in Affiliated Funds
(cost $78,012) 73,348
Total Investments - 100.1%
(identified cost $78,012) 73,348
Other Assets and Liabilities, Net - (0.1)%
(45)
Net Assets - 100.0%
73,303

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.1%
RIC Global Infrastructure Fund Class Y 486,674 4,249
RIF Global Real Estate Securities Fund 346,076 4,326
8,575
Domestic Equities - 17.8%
RIF U.S. Small Cap Equity Fund 582,072 7,456
RIF U.S. Strategic Equity Fund 1,798,089 29,723
37,179
Fixed Income - 31.3%
RIC Unconstrained Total Return Fund Class Y 481,427 4,111
RIF Strategic Bond Fund 6,833,337 61,227
65,338
International Equities - 38.9%
RIC Emerging Markets Fund Class Y 278,029 4,173
RIC Global Equity Fund Class Y 8,426,611 68,761
RIF International Developed Markets Fund 746,002 8,467
81,401
Multi-Asset - 7.9%
RIC Multi-Strategy Income Fund Class Y 1,816,104 16,617
Total Investments in Affiliated Funds
(cost $215,379) 209,110
Total Invest ments - 100.0%
(identified cost $215,379) 209,110
Other Assets and Liabilities, Net - (0.0)%
(92)
Net Assets - 100.0%
209,018

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.1%
RIC Global Infrastructure Fund Class Y 390,196 3,406
RIF Global Real Estate Securities Fund 415,500 5,194
8,600
Domestic Equities - 21.7%
RIF U.S. Small Cap Equity Fund 668,038 8,558
RIF U.S. Strategic Equity Fund 1,707,405 28,223
36,781
Fixed Income - 13.6%
RIC Unconstrained Total Return Fund Class Y 388,033 3,314
RIF Strategic Bond Fund 2,201,441 19,725
23,039
International Equities - 49.7%
RIC Emerging Markets Fund Class Y 336,675 5,053
RIC Global Equity Fund Class Y 8,572,274 69,950
RIF International Developed Markets Fund 823,704 9,349
84,352
Multi-Asset - 9.9%
Multi-Asset Growth Strategy Fund Class Y 1,757,324 16,870
Total Investments in Affiliated Funds
(cost $168,529) 169,642
Total Investments - 100.0%
(identified cost $168,529) 169,642
Other Assets and Liabilities, Net - (0.0)%
(73)
Net Assets - 100.0%
169,569

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.1%
RIC Global Infrastructure Fund Class Y 101,490 886
RIF Global Real Estate Securities Fund 144,393 1,805
2,691
Domestic Equities - 25.2%
RIF U.S. Small Cap Equity Fund 208,300 2,668
RIF U.S. Strategic Equity Fund 508,893 8,412
11,080
Fixed Income - 3.9%
RIF Strategic Bond Fund 191,317 1,714
International Equities - 55.0%
RIC Emerging Markets Fund Class Y 101,726 1,527
RIC Global Equity Fund Class Y 2,379,178 19,414
RIF International Developed Markets Fund 291,245 3,306
24,247
Multi-Asset - 9.9%
RIC Multi-Asset Growth Strategy Fund Class Y 454,615 4,364
Total Investments in Affiliated Funds
(cost $43,932) 44,096
Total Investments - 100.1%
(identified cost $43,932) 44,096
Other Assets and Liabilities, Net - (0.1)%
(28)
Net Assets - 100.0%
44,068

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — March 31, 2023 (Unaudited)
Notes to Quarterly Report 7
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset, and alternative asset classes effective March 23, 2023. As of March 31, 2023, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC
Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total
Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-
Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset or alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
*
As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 36% 56% 71% 80%
Fixed Income 51% 32% 14%
4
%
Multi-Asset 10% 8% 10% 10%
Alternative# 3% 4% 5% 6%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
8 Notes to Quarterly Report
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. The Funds value the shares of the Underlying
Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under
U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in an Underlying Fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of March 31, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 9
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offer Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s
Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of
2021. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. In addition, in connection with supervisory guidance from U.S. regulators, some U.S.
regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace US dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with US Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. Certain instruments held by the Underlying Funds rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from
LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of
LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. The usefulness of LIBOR as a benchmark could deteriorate during the transition period and, at this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate, if any, will vary on an investment-by-investment basis.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled, or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
10 Notes to Quarterly Report
market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. Russell
Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’
administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’
transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments
Group, Ltd.
4. Federal Income Taxes
As of March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 79,156,078 $ 218,835,893 $ 171,535,422 $ 45,201,813
Unrealized Appreciation
$ 1,891,908 $ 10,550,736 $ 15,519,706 $ 13,503,407
Unrealized Depreciation
(7,699,672) (20,276,347) (17,412,677) (14,608,834)
Net Unrealized Appreciation (Depreciation)
$ (5,807,764) $ (9,725,611) $ (1,892,971) $ (1,105,427)

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495